Purisima Funds
Semi-Annual Report
February 28, 1998



Shareholder Letter
We are pleased to bring you the semi-annual report of the Purisima Funds for the six-month period ended February 28, 1998. During the reporting period, we continued to pursue our investment objective of seeking a high level of total return for our shareholders. Our investment strategy for the fund helped generate a six-month, net total return of 14.37%, as we sought to take advantage of economic developments around the world.

Economic Update
In the US, it's been the best of all possible worlds for the economy. Good news is still the order of the day, and many of the leading economic indicators pointed toward steady growth in the first quarter of 1998. Forecasts for low inflation, low unemployment and steady growth were supported by low oil prices. More good news for the economy was the Federal Reserve's decision not to raise interest rates in the fourth calendar quarter of 1997. But how could the Fed raise rates in the face of all the Asian noise? It went ahead and left interest rates alone in part because the situation in the Pacific Rim seemed too fragile.

Despite Southeast Asia stabilizing toward the end of the reporting period, its overall performance was disastrous. It's noteworthy that as Asia became more entrenched in trouble, America wasn't the nation to bail them out. Interestingly, it was Japan who answered the call for aid. Although Japan has failed to pull itself up by the proverbial bootstraps, it's use of reserves to bailout neighbors is a pretty sure sign their economy is not as weak as many think.

All the hoopla over Southeast Asia led to another interesting development, the possibility for EMU to get really close to happening without many paying attention to it. Actual implementation starts January 1st. That's only ten months away. An unexpected turn along the way could create a surprise effect - whether a good or bad surprise we're not sure. But the potential for a big economic effect is there.

Meanwhile, during the six-month period, Europe's economic performance was mixed. Interest rates were falling in some places, rising in others. Unemployment is still at record levels in Germany and France, but inflation pressures continue to be held in check and growth expansion is turning around some countries like Spain. However, while conditions have begun to look up for much of Europe, Britain's yield curve became inverted, signaling a possible recession.

We've been saying throughout the last year, Europe will experience a rebound that will propel it forward. Well in some countries that's happening, but in others it's slow going. We believe Europe's rebound will gain strength and the troubles in Asia will actually be healthy for the US market overall. In our opinion, Asia is a temporary diversion that will serve to prolong the bull market we're in domestically. People will realize the crisis isn't as threatening as it now appears, and we can expect a nice rebound when that realization hits.

Portfolio Update
Happily, we hit the bull's-eye with our domestic sector bet. Bigger was and still is better. A US big cap strategy generated higher total returns than a small cap strategy for the six-month period. The market's small growth fad fizzled in the third calendar quarter of 1997, and big cap regained momentum, surpassing other sectors. In Japan we continued to invest in large exporters, but slightly decreased our exposure, as we judged Japan's long-waited economic recovery to be lagging those of many European nations. We continued our European strategy of investing in large multi-nationals we believe well positioned to benefit from a recovery. However, we eliminated all our British investments, as we became concerned the inversion of its yield curve could lead to recession.

We avoided Southeast Asia and so were able to sit on the sidelines, observing the crisis ensue without being embroiled in it. Similarly, we had no exposure in Latin America, and were mostly unaffected by the lackluster performance of many of those markets during the six-month period.

Towards the end of 1997, many investors who had lost money in gold mining stocks sold their holdings in order to lock in tax losses. The prices of many mining stocks were consequently pushed down to what we considered bargain prices, and taking advantage of this opportunity we bought some of these stocks. Unfortunately, earlier in the period, a similar phenomena negatively impacted one of the fund's holdings. Like gold, diamonds also experienced a price decline, which adversely affected our investment in De Beers. We had originally purchased De Beers because of its dominant market position in diamonds, a commodity that typically benefits from strong global economic growth. However, these factors were not enough to overcome the decline in diamond prices, as Russia dumped new supplies on the market. Seeing the potential for more downside, we liquidated this position.

Of course the news for the fund was largely positive. Among our holdings that performed well was Banco Bilbao Vizcaya, whose stock gained over 70%, during the reporting period. A strengthening Spanish economy, favorable interest rate environment and consolidation in Europe's banking industry, coupled with the bank's strong market share of Spain's retail banking market, all contributed to this stock's significant appreciation.

Looking forward, we expect moderate US growth with low inflation and strong performance from domestic big caps. We believe Japan should begin to recover and most of Western Europe will continue its economic recovery, which will benefit our holdings there. At the same time, we remain leery of Southeast Asia, Latin America and other developing markets. However, please remember the opinions expressed in this report are for the six-month period, ending February 28, 1998, and may change with market conditions. Portfolio selections are given to demonstrate our investment strategy and are not meant as individual investment advice. As always, we appreciate your continued support and look forward to serving your investment needs in the future.


Sincerely,



Kenneth L. Fisher
Chairman and Chief Executive Office
Fisher Investments, Inc.

                           PURISIMA TOTAL RETURN FUND

                            Schedule of Investments
                               February 28, 1998
                                   Unaudited

                                                                 % of                  Market
       Shares                                                 Net Assets               Value
       ------                                                 ----------               -----
                 COMMON STOCKS                                   98.7%

                 Basic Materials                                 10.4%
       16,500    Agmico-Eagle Mines, Ltd                                               $104,156
       36,000    Amax Gold, Inc.                                                         99,000
        7,800    Ashanti Goldfields - GDR                                                74,587
       15,700    Battle Mountain Gold Co.                                                94,200
        9,200    Coeur D' Alene Mines                                                   104,650
        2,000    Dupont De Nemours & Co.                                                122,625
       37,000    Echo Bay Mines, Ltd                                                     76,312
        8,200    Homestake Mining Co.                                                    82,000
        2,300    Norsk Hydro A/S - ADR                                                  101,775
        3,000    Rhone - Poulenc SA - ADR                                               138,563
       75,000    Royal Oak Mines, Ltd                                                    98,437
                                                                                    -----------
                                                                                      1,096,305
                                                                                    -----------

                 Capital Goods                                    6.8%
          700    ABB AB - ADR                                                            88,025
        2,500    Boeing Co.                                                             135,625
        2,600    General Electric Co.                                                   202,150
          500    Matsushita Electric Industrial Co., Ltd                                 73,062
        1,250    Minnesota Mining & Mfg Co.                                             106,641
        1,200    Sony Corp. - ADR                                                       108,525
                                                                                    -----------
                                                                                        714,028
                                                                                    -----------

                 Communication Services                          10.1%
          200    Ameritech Corp.                                                          8,338
        3,150    AT&T Corp.                                                             191,756
        1,800    Bell Atlantic Corp.                                                    161,550
        2,600    Bellsouth Corp.                                                        158,600
        5,900    Deutsche Telekom - ADR                                                 118,000
        3,400    Portugal Telecom SA                                                    178,925
        1,800    SBC Communications Inc.                                                136,125
          200    Telecom Italia Spa - ADR                                                13,775
        1,000    Telefonica De Espana - ADR                                             103,500
                                                                                    -----------
                                                                                      1,070,569
                                                                                    -----------

                 Consumer, Cyclical                               7.8%
        1,700    Daimler - Benz AG - ADR                                                137,912
        6,840    Fiat SPA - ADR                                                         121,410

        3,200    Ford Motor Co.                                                         181,000
        1,100    General Motors Corp.                                                    75,831
          225    Home Depot                                                              14,358
        1,400    Mc Donald's Corp.                                                       76,650
        2,700    Volvo AB - ADR                                                          73,237
        3,200    Wal-Mart Stores, Inc.                                                  148,200
                                                                                    -----------
                                                                                        828,598
                                                                                    -----------


                 Consumer, Non-Cyclical                           9.1%
        1,900    Gillette Co.                                                           204,963
        3,550    Pepsico, Inc.                                                          129,797
        2,550    Philip Morris Cos., Inc.                                               110,766
        1,900    Procter & Gamble Co.                                                   161,381
        2,500    Unilever N.V.                                                          160,781
        1,700    The Walt Disney Co.                                                    190,294
                                                                                    -----------
                                                                                        957,982
                                                                                    -----------

                 Energy                                           9.0%
          600    Amoco Corp.                                                             51,000
        2,100    Chevron Corp.                                                          170,362
        1,800    Elf Aquitaine - ADR                                                    102,937
        2,500    Exxon Corp.                                                            159,687
        1,600    Mobil Corp.                                                            115,900
        2,700    Repsol SA - ADR                                                        120,150
        1,800    Royal Dutch Petroleum                                                   97,762
          200    Texaco, Inc.                                                            11,162
        2,250    Total SA - ADR                                                         124,453
                                                                                    -----------
                                                                                        953,413
                                                                                    -----------

                 Financial Services                              15.5%
          100    Aegon N.V. ADR                                                          11,250
        1,125    American Int'l Group                                                   135,211
        4,000    Banco Bilbao Vizcaya - ADR                                             185,500
       14,350    Bank of Tokyo - Mitsu - ADR                                            204,488
        1,700    Bankamerica Corp.                                                      131,750
        1,400    Chase Manhattan Corp.                                                  173,688
        1,000    Citicorp                                                               132,500
        6,300    Espirito Santo Finl - ADR                                              155,138
        2,000    Federal National Mortgage Association                                  127,625
        1,600    ING Groep N. V.                                                         85,100
        3,400    Istitu Mobiliare Ital -  ADR                                           141,100
        1,500    Nat'l Austral Bank - ADR                                               105,000
        1,400    WestPac Banking - ADR                                                   48,300
                                                                                    -----------
                                                                                      1,636,650
                                                                                    -----------

                 Healthcare                                      11.6%
        1,750    Abbott Laboratories                                                    130,922
        2,050    American Home Products                                                 192,187

        6,300    Astra AB - ADR - A                                                     127,181
          900    Bristol-Myers Squibb Co.                                                90,169
        2,300    Johnson & Johnson                                                      173,650
        1,450    Merck & Co., Inc.                                                      184,966
          200    Novartis AG - ADR                                                       18,275
        1,800    Novo-Nordisk A/S- ADR                                                  134,213
        2,000    Pfizer, Inc.                                                           177,000
                                                                                    -----------
                                                                                      1,228,563
                                                                                    -----------


                 Technology                                      17.7%
        3,100    Alcatel Alsthom - ADR                                                   81,181
        3,075    Cisco Systems, Inc.                                                    202,566
        1,200    Ericsson (LM) Tel. - ADR                                                54,375
        3,100    Fuji Photo Film - ADR                                                  122,450
        2,100    Hewlett-Packard Co.                                                    140,700
        1,250    Hitachi Ltd - ADR                                                       94,688
        2,200    Intel Corp.                                                            197,313
        1,300    IBM Corp.                                                              135,769
        1,300    Lucent Technologies, Inc.                                              140,888
        2,000    Microsoft Corp.                                                        169,500
        1,400    Motorola, Inc.                                                          78,050
        3,200    NEC Corp. - ADR                                                        181,200
        1,600    Nokia Corp. - ADR A                                                    161,200
          750    Philips Electronics                                                     58,406
           70    Raytneon Co. - Class A                                                   4,060
          600    SGS-Thomson Microelectronics                                            45,675
                                                                                    -----------
                                                                                      1,868,021
                                                                                    -----------

                 Utilities                                        0.7%
        3,200    Endesa S.A. - ADR                                                       71,200
                                                                                    -----------
                                                                                         71,200
                                                                                    -----------

                 TOTAL COMMON STOCKS
                 (cost $9,143,067)                                                   10,425,329
                                                                                    -----------

                 SHORT-TERM INVESTMENTS                           4.5%

                 UMB Bank, n.a.
                       Money Market Fiduciary                                           471,803
                                                                                    -----------


                 Total Investments (cost $ 9,614,870)           103.2%               10,897,132
                                                                                    -----------

                 Liabilities, less
                     Other Assets                                -3.2%                 -337,298
                                                                                    -----------

                 NET ASSETS                                     100.0%              $10,559,834
                                                                                    ===========

ADR - American Depository Receipt
GDR - Global Depository Receipt

                           PURISIMA TOTAL RETURN FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                          February 28, 1998 (Unaudited)








ASSETS:
Investments at market value                                          $10,897,132
   (cost of $9,614,870)
Dividends and interest receivable                                         11,220
Deferred organizational costs, net                                        97,814
Prepaid expenses                                                          24,459
--------------------------------------------------------------------------------
Total Assets                                                          11,030,625
--------------------------------------------------------------------------------

LIABILITIES
Payable for securities purchased                                         384,472
Payable to adviser                                                        60,550
Accrued distribution expense                                               1,856
Other accrued expenses                                                    23,863
--------------------------------------------------------------------------------
Total Liabilities                                                        470,741
--------------------------------------------------------------------------------
NET ASSETS                                                           $10,559,884
================================================================================

COMPOSITION OF NET ASSETS
Capital stock                                                        $ 9,475,533
Accumulated distributions in excess of
    net investment income                                                -16,380
Accumulated net realized loss on investments                            -181,532
Net unrealized appreciation on investments                             1,282,263
--------------------------------------------------------------------------------
Net Assets                                                           $10,559,884
================================================================================

Number of shares issued and outstanding
   ($.01 par value, unlimited shares authorized)                         779,610

Net Asset Value Per Share                                            $     13.55
================================================================================

                           PURISIMA TOTAL RETURN FUND

                             STATEMENT OF OPERATIONS
             For the Six Months Ended February 28, 1998 (Unaudited)






INVESTMENT INCOME:
Dividends                                                             $   44,271
Interest                                                                   4,556
--------------------------------------------------------------------------------
                                                                          48,827

EXPENSES:
Investment advisory                                                       36,330
Administration                                                            19,836
Federal and state registration                                            13,389
Amortization of organizational costs                                      13,263
Fund accounting                                                            9,895
Distribution                                                               9,082
Transfer agent                                                             6,583
Auditing                                                                   6,496
Legal                                                                      5,951
Printing                                                                   4,959
Trustees                                                                   3,698
Insurance                                                                  3,471
Custody                                                                    2,635
Other                                                                      2,479
--------------------------------------------------------------------------------
Total expenses before reimbursement                                      138,067
Less: reimbursement of expenses by advisor                               -83,555
--------------------------------------------------------------------------------
Net Expenses                                                              54,512

Net Investment Loss                                                       -5,685
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments                                        -180,804
Change in unrealized appreciation on investments                       1,276,156
--------------------------------------------------------------------------------
Net gain on investments                                                1,095,352
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                       $1,089,667
================================================================================

                           PURISIMA TOTAL RETURN FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                             For the Six    October 28,
                                                            Months Ended      1996 to
                                                               2/28/98       August 31,
                                                            (Unaudited)        1997*
                                                            ------------    ------------
OPERATIONS
Net investment income (loss)                                $     (5,685)   $      5,305
Net realized loss on investments                                -180,804            -728
Change in unrealized appreciation
   on investments                                              1,276,156           6,107
----------------------------------------------------------------------------------------
Increase in net assets resulting
   from operations                                             1,089,667          10,684
----------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
From net investment income                                       -16,000            --
----------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                      5,380,403       4,162,372
Net asset value of shares issued on reinvestment of
distributions                                                     15,952            --
Cost of shares redeemed                                         -146,082         -37,112
----------------------------------------------------------------------------------------
Net increase from capital share transactions                   5,250,273       4,125,260
----------------------------------------------------------------------------------------

Net Increase in Net Assets                                     6,323,940       4,135,944

NET ASSETS
Beginning of period                                            4,235,944         100,000
----------------------------------------------------------------------------------------
End of period (including, undistributed (distributions in
excess of) net investment income of ($16,381) and
$5,305, respectively)                                       $ 10,559,884    $  4,235,944
========================================================================================

CHANGES IN SHARES
Shares sold                                                      433,305         350,497
Shares issued on reinvestment of distributions                     1,291            --
Shares redeemed                                                  -11,842          -3,641
----------------------------------------------------------------------------------------
Net Increase                                                     422,754         346,856
========================================================================================

*Commencement of operations

               PURISIMA TOTAL RETURN FUND

                  FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

                                           For the Six
                                              Months                October
                                              Ended                28, 1996*
                                             2/28/98               to August
                                           (Unaudited)             31, 1997
                                           -----------             --------

Net Assets Value, Beginning of Period        $  11.87              $ 10.00
----------------------------------------------------------------------------
Income from Investment Operations
Net Investment Income (Loss)                    -0.01                 0.02
Net Realized and Unrealized gains
   on Investments                                1.71                 1.85
----------------------------------------------------------------------------

Total from Investment Operations                 1.70                 1.87
----------------------------------------------------------------------------

Less Distributions:
Dividends from net investment income#           -0.02                   --
----------------------------------------------------------------------------

Net Asset Value, End of Period               $  13.55              $ 11.87
============================================================================

Total Return+                                   14.37%               18.70%

Net Assets at End of Period ('000)           $ 10,560              $ 4,236

Ratio of Expenses to Average Net Assets
Before Expense Reimbursement++                   3.80%               20.97%
After Expense Reimbursement++                    1.50%                1.50%

Ratio of Net Investment Income to Average++
  Net Assets (Net of Expense Reimbursement)     -0.16%                0.56%

Portfolio Turnover Rate+                         7.90%                1.35%

Average Commission Rate Paid                 $ 0.0330              $0.0326




================================================

+    Not annualized
++   Annualized
*    Commencement of operations
# Net investment income per share has been computed before adjustments for book/tax differences

                           Purisima Total Return Fund

                          Notes to Financial Statements

                                February 28, 1998
                                   (Unaudited)



(1)      Organization
         ------------

         The Purisima Total Return Fund (the "Fund"), constituting the initial series of The Purisima Funds (the "Trust"), was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The only series presently authorized is the Purisima Total Return Fund. Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Fund and purchased 10,000 shares on September 11, 1996 for cash in the amount of $100,000 to capitalize the Fund. Investment operations of the Fund began on October 28, 1996. The investment objective of the Fund is to produce a high level of total return.

(2)      Significant Accounting Policies
         -------------------------------

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

         (a)      Investment Valuation

                  Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are traded. Securities traded on over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Short-term investments are valued at cost.

         (b)      Organization Costs

                  Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over 5 years. If any of the original shares of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares outstanding at the time of redemption.

         (c)      Federal Income and Excise Taxes

                  The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

         (d)      Distribution to Shareholders

                  Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

         (e)      Other

                  Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)      Investment Adviser
         ------------------

         The Fund has an Investment Management Agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.50% of the Fund's average daily net assets. During the six months ended February 28, 1998, the Adviser reimbursed $83,555 of expenses. The Investment Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the fund within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. At such time as it appears probable that the Adviser will seek such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

(4)      Service and Distribution Plan
         -----------------------------

         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25% of the Fund's average daily net assets.

(5)      Investment Transactions
         -----------------------

         The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 28, 1998 is summarized below:

         Purchases                                   $ 5,754,206
         Sales                                       $   515,974

         At February 28, 1998, gross unrealized appreciation and depreciation of investments, based on cost for the federal income tax purposes of $9,614,870 were as follows:

         Appreciation                                $ 1,456,017
         Depreciation                                    173,754
                                                     ------------
         Net appreciation on investments             $  1,282,263
                                                     ============